BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - DOLLAR THRIFTY (Details 4) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Dollar Thrifty Automotive Group Inc.	Dec. 31, 2010 Dollar Thrifty Automotive Group Inc.	Dec. 31, 2009 Dollar Thrifty Automotive Group Inc.	Sep. 30, 2012 Dollar Thrifty Automotive Group Inc.
Accounts Payable
Book overdrafts				$ 19.0	$ 17.0		$ 13.3
Advertising Costs
Advertising expense	$ 158.0	$ 145.8	$ 133.8	$ 20.1	$ 20.9	$ 21.2
Stock-Based Compensation
Stock options issued (in shares)						1,120,000
Weighted average grant-date fair value per share (in dollars per share)						$ 4.44